Financial instruments (Details 8) - SEK (kr) kr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Gross [Member]
IfrsStatementLineItems [Line Items]
Receivables not past due	kr 5,511	kr 9,917
0-30 days	616	6,457
31-90 days	3,646	3,052
91-120 days	365	5,517
120 days or more	15,578
Trade receivable	25,716	24,943
Write Off [Member]
IfrsStatementLineItems [Line Items]
Receivables not past due
0-30 days		(644)
31-90 days		(3,151)
91-120 days
120 days or more	(4,701)
Trade receivable	kr (4,701)	kr (3,795)